Pensions (Details) - Schedule of present value of defined benefit obligation - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Discount rate Increase 0.5% [Member]
Pensions (Details) - Schedule of present value of defined benefit obligation [Line Items]
Effect on present value of defined benefit obligation	$ (8,597)	$ (6,864)
Discount rate Decrease 0.5% [Member]
Pensions (Details) - Schedule of present value of defined benefit obligation [Line Items]
Effect on present value of defined benefit obligation	9,541	7,551
Future salary increases Increase 0.5% [Member]
Pensions (Details) - Schedule of present value of defined benefit obligation [Line Items]
Effect on present value of defined benefit obligation	9,150	7,298
Future salary increases Decrease 0.5% [Member]
Pensions (Details) - Schedule of present value of defined benefit obligation [Line Items]
Effect on present value of defined benefit obligation	$ (8,369)	$ (6,720)